Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2011, 2012 and 2013:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance at January 1,	34,001	4,378	1,691	271
Allowance for doubtful debts	—	23	91	15
Recovery of accounts previously allowed	(6,841)	(3,807)	(4,387)	(704)
(Write offs) reversal	(22,782)	1,097	3,862	620

Balance at December 31,	4,378	1,691	1,257	202

Estimated Useful Lives of Property and Equipment

Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years